Intangible (Tables)	12 Months Ended
Dec. 31, 2020
Intangible
Schedule of intangible assets and goodwill

	Residual
				Software
		Software	Software	development –			Client
		development	developed	capitalized	Brands	Technology-	portfolio -
	Software (i)	(ii)	(iii)	interest	acquired	acquisitions	acquisitions	Goodwill	Other	Total
Balance on 12/31/2019	47,187	22,729	38,989	12,455	41,162	39,471	79,761	727,558	2	1,009,314

Balance on 12/31/2020
Cost	96,380	32,789	248,638	32,521	58,042	162,593	210,944	847,486	2	1,689,395
Accumulated amortization	(60,169)	—	(177,477)	(11,999)	(8,323)	(118,836)	(102,643)	—	—	(479,447)
Net value (*)	36,211	32,789	71,161	20,522	49,719	43,757	108,301	847,486	2	1,209,948

(*)   The amounts presented include R$ 167,683 (R$ 9,841 as of December 31, 2019) related to Linx Pay Meios de Pagamento Ltda. and its subsidiaries.

(i)Software acquired for use by the company employees and for software development routines

(ii)Software under development that is not yet being marketed

(iii)Development of software under an innovation process that has already been marketed

Transactions in intangible asset balances are described below:

	Cost
				Software			Client
	Software	Software	Software	development –	Brands	Technology-	portfolio -
	(i)	development (ii)	developed (iii)	capitalized interest	acquired	acquisitions	acquisitions	Goodwill	Other	Total
Balance on 12/31/2018	66,883	15,633	157,837	8,786	46,188	129,377	137,177	607,446	3	1,169,330
Addition	28,316	7,096	31,017	11,783	—	—	—	1,843	—	80,055
Addition – acquisition	1,165	—	—	—	11	—	—	—	—	1,176
Business combination	—	—	—	—	—	14,358	21,182	118,269	—	153,809
IAS 29	768	—	—	—	—	—	—	—	—	768
Write-offs	(1,852)	—	—	—	—	—	(91)	—	(1)	(1,944)
Balance on 12/31/2019	95,280	22,729	188,854	20,569	46,199	143,735	158,268	727,558	2	1,403,194
Addition (*)	10,201	24,703	36,621	11,955	—	—	667	355	—	84,502
Addition – acquisition	110	—	—	—	20	—	—	—	—	130
Business combination (**)	—	—	—	—	11,823	18,242	52,635	119,565	—	202,265
IAS 29 (***)	225	—	—	—	—	—	—	—	—	225
Write-offs	(263)	(150)	(14)	(3)	—	—	—	—	—	(430)
Transfers	(8,693)	(14,493)	23,177	—	—	616	(626)	8	—	(11)
Foreign Exchange	(480)	—	—	—	—	—	—	—	—	(480)
Balance on 12/31/2020	96,380	32,789	248,638	32,521	58,042	162,593	210,944	847,486	2	1,689,395

(i)Software acquired for use by the company employees and for software development routines

(ii)Software under development that is not yet being marketed

(iii) Development of software under an innovation process that has already been marketed

(*) In the cash flow statement, only additions that had a cash disbursement in the amount of R$ 80,778 are considered as investment activities

(**)Amounts related to goodwill, customer portfolio, brands and technology in the acquisitions of the companies PinPag, Neemo, Humanus and Mercadapp in fiscal year 2020

(***)Amounts related to update of IAS 29 (hyperinflation) in Napse Argentina

	Accumulated amortization
						Client
	Software	Software	Software development –	Brands	Technology-	portfolio -
	(i)	developed (ii)	capitalized interest	acquired	acquisitions	acquisitions	Total
Balance on 12/31/2018	(35,370)	(121,663)	(4,728)	(4,076)	(90,404)	(63,455)	(319,696)
Addition	(14,030)	(28,202)	(3,386)	(961)	(13,860)	(15,052)	(75,491)
Addition - acquisition	(450)	—	—	—	—	—	(450)
Write-offs	1,757	—	—	—	—	—	1,757
Balance on 12/31/2019	(48,093)	(149,865)	(8,114)	(5,037)	(104,264)	(78,507)	(393,880)
Addition	(12,894)	(27,621)	(3,886)	(3,286)	(14,572)	(24,136)	(86,395)
Addition - acquisition	(7)	—	—	—	—	—	(7)
Write-offs	—	9	1	—	—	—	10
Transfers	531	—	—	—	—	—	531
Foreign exchange	294	—	—	—	—	—	294
Balance on 12/31/2020	(60,169)	(177,477)	(11,999)	(8,323)	(118,836)	(102,643)	(479,447)

Annual rate of amortization	10–20%	33%	33%	10–20%	10–20%	20–50%

(i)Software purchased for use by company employees and software development routines

(ii) Software development under an innovation process that has already been commercialized